Income Taxes - Schedule of Deferred Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Deferred tax expense (recovery)	$ (11,910)	$ 11,375
Income tax (recovery) expense	$ (11,910)	$ 11,375